Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, December 31, 2019	$ 75.3
Impairment loss recognized during the period	0.0	$ (117.9)	$ 0.0
Balance, December 31, 2020 and 2021	75.3	75.3
Containership Leasing
Goodwill [Roll Forward]
Balance, December 31, 2019	75.3	75.3
Goodwill arising from acquisition of APR Energy (note 3)		0.0
Impairment loss recognized during the period		0.0
Balance, December 31, 2020 and 2021	75.3	75.3	75.3
Mobile Power Generation
Goodwill [Roll Forward]
Balance, December 31, 2019	0.0	0.0
Goodwill arising from acquisition of APR Energy (note 3)		117.9
Impairment loss recognized during the period		(117.9)
Balance, December 31, 2020 and 2021	$ 0.0	$ 0.0	$ 0.0